COST OF SALES	12 Months Ended
Dec. 31, 2024
Cost Of Sales
COST OF SALES	NOTE 15 – COST OF SALES
	Year ended December 31
	2024	2023

Salaries and related expenses	15	21
Materials	134	27
Vehicle maintenance	10	7
Other expenses	6	*
	165	55

(*)	Less than $1 thousand.